Note 10 - Intangible Assets	12 Months Ended
Dec. 31, 2014
Disclosure Text Block [Abstract]
Intangible Assets Disclosure [Text Block]
10.	Intangible assets

December 31, 2014

	Gross carrying amount	Accumulated amortization	Net

Customer lists and relationships	$192,169	$70,764	$121,405
Franchise rights	42,733	16,753	25,980
Trademarks and trade names:
Indefinite life	24,178	-	24,178
Finite life	25,294	12,020	13,274
Management contracts and other	28,833	16,044	12,789
Brokerage backlog	2,742	2,679	63
	$315,949	$118,260	$197,689

December 31, 2013

	Gross carrying amount	Accumulated amortization	Net

Customer lists and relationships	$168,966	$58,054	$110,912
Franchise rights	36,754	15,762	20,992
Trademarks and trade names:
Indefinite life	24,720	-	24,720
Finite life	32,753	18,540	14,213
Management contracts and other	22,853	16,520	6,333
Brokerage backlog	2,452	2,443	9
	$288,498	$111,319	$177,179

During the year ended December 31, 2014, the Company acquired the following intangible assets:

	Amount	Estimated weighted average amortization period (years)

Customer lists and relationships	$43,792	10.9
Franchise rights	7,800	17.6
Trademarks and trade names - indefinite life	303	-
Trademarks and trade names - finite life	1,790	4.1
Brokerage backlog	1,195	0.5
Other	920	5.7
	$55,800	11.3

The following is the estimated annual amortization expense for recorded intangible assets for each of the next five years ending December 31:

2015	$24,047
2016	22,779
2017	20,818
2018	19,350
2019	17,436